 As filed with the Securities and Exchange Commission on February 2, 2016

Securities Act Registration No. 333-41461
Investment Company Act Reg. No. 811-08529

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 52	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 55	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS
(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue, Nashville, TN 37211
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	Matthew A. Swendiman Graydon Head & Ritchey LLP 1900 Fifth Third Center 511 Walnut Street Cincinnati, OH 45202

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)
|X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 52 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 51 filed December 31, 2015 and incorporates Parts A, B and C from said amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 52 to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Abilene, State of Texas, on the 2nd day of February, 2016.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	February 2, 2016
Paul B. Ordonio		Date

/s/ Larry Beaver	Treasurer	February 2, 2016
Larry Beaver		Date

*	Trustee	February 2, 2016
Larry Joe Anderson		Date

*	Trustee	February 2, 2016
David. J. Gruber		Date

*	Trustee	February 2, 2016
Jeffrey W. Wallace		Date

*	Trustee	February 2, 2016
Charles Michael Kinard		Date

*By:	/s/ Paul Ordonio	February 2, 2016
	Paul B. Ordonio, Attorney-in-Fact	Date